Inventory (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Detailed Information About Inventories [Abstract]
Finished goods	$ 28,871	$ 25,470
Work in process	25	16
Raw materials	775	626
Provision for obsolescence	(333)	(138)
Total	$ 29,338	$ 25,974